Material Accounting Policy Information - Summary of Detailed Information about New Impairment Allowance Measured in Accordance with the IFRS 9 (Detail) - EUR (€) € in Millions	Jan. 01, 2023	Jan. 01, 2022
Disclosure of Detailed Information About New Impairment Allowance Measured in Accordance with the IFRS 9 [Line Items]
Loss allowance under IAS 39 / Provision under IAS 37	€ (383)	€ (501)
Reclassifications	189	196
Remeasurements	(93)	(63)
ECL under IFRS 9	(287)	(369)
Financial assets at amortised cost, category [member]
Disclosure of Detailed Information About New Impairment Allowance Measured in Accordance with the IFRS 9 [Line Items]
Loss allowance under IAS 39 / Provision under IAS 37	(9)	(125)
Reclassifications	2	6
Remeasurements	(4)	(31)
ECL under IFRS 9	(12)	(150)
Fair value through other comprehensive income [member]
Disclosure of Detailed Information About New Impairment Allowance Measured in Accordance with the IFRS 9 [Line Items]
Loss allowance under IAS 39 / Provision under IAS 37	(374)	(376)
Reclassifications	187	190
Remeasurements	(89)	(33)
ECL under IFRS 9	€ (276)	€ (219)